Investment Objectives and Goals - Tema International Defense Innovation ETF	Nov. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TEMA INTERNATIONAL DEFENSE INNOVATION ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema International Defense Innovation ETF (the “Fund”) seeks to provide long-term growth.